UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue               New York, NY             November 9, 2011
       ----------------               ------------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           73
                                         -----------

Form 13F Information Table Value Total:  $   273,902
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC        COM              00507V109       4,463     375,000 SH       Other      1          375,000
ALLEGHANY CORP DEL             COM              017175100       1,736       6,000 SH       Other      1            6,000
ANCESTRY COM INC               COM              032803108       2,585     110,000 SH       Other      1          110,000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108       4,903      92,540 SH       Sole                   92,540
APPLE INC                      COM              037833100       2,097       5,500 SH       Other      1            5,500
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       2,302     100,000 SH       Other      1          100,000
BANK OF AMERICA CORPORATION    COM              060505104       2,509     410,000 SH  CALL Sole                  410,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       1,388          13 SH       Sole                       13
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      17,999     253,350 SH       Sole                  253,350
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      16,503     232,300 SH  CALL Sole                  232,300
BIG LOTS INC                   COM              089302103       1,742      50,000 SH       Other      1           50,000
BIGLARI HLDGS INC              COM              08986R101       1,189       4,010 SH       Other      1            4,010
CALAMOS ASSET MGMT INC         CL A             12811R104       2,475     247,300 SH       Other      1          247,300
CAPITAL SOUTHWEST CORP         COM              140501107       1,090      14,730 SH       Other      1           14,730
CHIMERA INVT CORP              COM              16934Q109       2,078     750,000 SH       Other      1          750,000
CISCO SYS INC                  COM              17275R102       2,713     175,000 SH       Other      1          175,000
CIT GROUP INC                  COM NEW          125581801         215       7,078 SH       Sole                    7,078
CITIGROUP INC                  COM              172967424       7,029     274,424 SH       Sole                  274,424
COINSTAR INC                   COM              19259P300       3,120      78,000 SH       Other      1           78,000
DAILY JOURNAL CORP             COM              233912104         241       3,683 SH       Sole                    3,683
DELIA'S INC NEW                COM              246911101       4,177   3,140,045 SH       Sole                3,140,045
DELL INC                       COM              24702R101       5,232     370,000 SH       Other      1          370,000
DELL INC                       COM              24702R101       9,936     702,712 SH       Sole                  702,712
DELL INC                       COM              24702R101       1,414     100,000 SH  CALL Sole                  100,000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102       1,915      35,000 SH       Other      1           35,000
E M C CORP MASS                COM              268648102       1,574      75,000 SH       Other      1           75,000
E M C CORP MASS                COM              268648102          16         768 SH       Sole                      768
FIFTH STREET FINANCE CORP      COM              31678A103       1,862     200,000 SH       Other      1          200,000
GAP INC DEL                    COM              364760108       1,299      80,000 SH       Other      1           80,000
GOLDMAN SACHS GROUP INC        COM              38141G104       5,451      57,656 SH       Sole                   57,656
GOLDMAN SACHS GROUP INC        COM              38141G104       9,455     100,000 SH  CALL Sole                  100,000
HIMAX TECHNOLOGIES INC         SPONSORED ADR    43289P106         411     370,700 SH       Other      1          370,700
HOLOGIC INC                    COM              436440101       1,369      90,000 SH       Other      1           90,000
HOWARD HUGHES CORP             COM              44267D107      10,928     259,397 SH       Sole                  259,397
IDT CORP                       CL B NEW         448947507       3,665     180,000 SH       Other      1          180,000
INTERACTIVE BROKERS GROUP IN   COM              45841N107       2,925     210,000 SH       Other      1          210,000
IRIDIUM COMMUNICATIONS INC     COM              46269C102       1,962     316,419 SH       Sole                  316,419
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C110      11,465   6,783,891 SH       Sole                6,783,891
ISHARES TR                     RUSSELL 2000     464287655       8,681     135,000 SH  PUT  Other      1          135,000
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114       1,263     135,700 SH       Sole                  135,700
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100       1,104      20,000 SH       Other      1           20,000
MEDTRONIC INC                  COM              585055106         607      18,250 SH       Other      1           18,250
MICROSOFT CORP                 COM              594918104       5,527     222,067 SH       Sole                  222,067
MICROSOFT CORP                 COM              594918104      12,405     498,400 SH  CALL Sole                  498,400
MVC CAPITAL INC                COM              553829102       1,208     115,000 SH       Other      1          115,000
NELNET INC                     CL A             64031N108       5,639     300,255 SH       Sole                  300,255
P F CHANGS CHINA BISTRO INC    COM              69333Y108       1,771      65,000 SH       Other      1           65,000
PENNEY J C INC                 COM              708160106       7,385     275,767 SH       Sole                  275,767
PENNEY J C INC                 COM              708160106      24,605     918,800 SH  CALL Sole                  918,800
PEP BOYS MANNY MOE & JACK      COM              713278109       5,283     535,169 SH       Sole                  535,169
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       6,316   1,426,221 SH       Sole                1,426,221
RESOURCE AMERICA INC           CL A             761195205       4,892   1,084,622 SH       Sole                1,084,622
SANDISK CORP                   COM              80004C101       1,614      40,000 SH       Sole                   40,000
SEAGATE TECHNOLOGY PLC         SHS              G7945M107         145      14,145 SH       Sole                   14,145
SPARK NETWORKS INC             COM              84651P100       1,012     321,326 SH       Sole                  321,326
ST JOE CO                      COM              790148100           0           3 SH       Sole                        3
ST JOE CO                      COM              790148100         525      35,000 SH  PUT  Sole                   35,000
TELULAR CORP                   COM NEW          87970T208       2,230     377,974 SH       Other      1          377,974
TERRA NOVA RTY CORP            COM              88102D103       3,806     525,000 SH       Other      1          525,000
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105         127     155,000 SH       Other      1          155,000
TUCOWS INC                     COM              898697107          93     123,650 SH       Sole                  123,650
TWO HBRS INVT CORP             COM              90187B101         320      36,195 SH       Sole                   36,195
TWO HBRS INVT CORP             *W EXP 07/13/201 90187B119         985   4,982,476 SH       Sole                4,982,476
U S GLOBAL INVS INC            CL A             902952100         359      53,000 SH       Other      1           53,000
WELLS FARGO & CO NEW           COM              949746101           2         100 SH       Sole                      100
WELLS FARGO & CO NEW           COM              949746101       5,475     227,000 SH  CALL Sole                  227,000
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119       2,820     366,250 SH       Sole                  366,250
WESTELL TECHNOLOGIES INC       CL A             957541105       1,879     870,000 SH       Other      1          870,000
WESTERN DIGITAL CORP           COM              958102105       3,601     140,000 SH       Other      1          140,000
WESTERN DIGITAL CORP           COM              958102105       4,167     162,006 SH       Sole                  162,006
WEYCO GROUP INC                COM              962149100       1,327      59,497 SH       Sole                   59,497
WINTHROP RLTY TR               SH BEN INT NEW   976391300         860      99,000 SH       Other      1           99,000
XEROX CORP                     COM              984121103       2,440     350,000 SH       Other      1          350,000